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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number: 1
  This Amendment (Check only one.): [ ] Is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      W.P. Stewart & Co., Ltd.
Address:   43 Cedar Avenue, P.O. Box HM 2905
           Hamilton HM LX
           Bermuda

Form 13F File Number: 28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael W. Stamm
Title:   General Counsel & Assistant Secretary
Phone:   212-750-8585

Signature, Place, and Date of Signing:

      /s/ MICHAEL W. STAMM       New York, NY          4 November 2002
      ---------------------      -----------------     ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Report Summary:

Number of Other Included Managers:                     0
                                          --------------
Form 13F Information Table Entry Total:               30
                                          --------------
Form 13F Information Table Value Total:   $    6,839,315
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                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                                                    FORM 13F INFORMATION TABLE
                                           REPORTING MANAGER: W.P. STEWART & CO., LTD.



DATE AS OF 9/30/02


COLUMN 1                         COLUMN 2        COLUMN 3    COLUMN 4   COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
--------                         --------        --------    -------- ------------      --------   -------  ----------------------
                                                             Market                                         Sole Shared
                                                              Value   Shares/   SH   Put/ Invest.              Voting
Name Of issuer                   Title Of Class  Cusip        x1000   Prn Amt   Prn  Call Discret  Managers   Authority     None
--------------                   --------------  -----       ------   --------  ---- ---- -------  -------- ------------  --------
ANHEUSER BUSCH COMPANIES INC      COMMON STOCK   035229103    347691   6871081  SH         SOLE              67225         6803856
AUTOMATIC DATA PROCESSING INC     COMMON STOCK   053015103    363089  10441209  SH         SOLE              94464        10346745
CINTAS CORP                       COMMON STOCK   172908105     32879    784320  SH         SOLE               3050          781270
COCA-COLA CO                      COMMON STOCK   191216100    408771   8523170  SH         SOLE             162113         8361057
COSTCO WHOLESALE CORP-NEW         COMMON STOCK   22160K105     76455   2361445  SH         SOLE               7225         2354220
DELL COMPUTER CORP                COMMON STOCK   247025109    213967   9098746  SH         SOLE             257704         8841042
FIRST DATA CORP                   COMMON STOCK   319963104    481425  17221462  SH         SOLE             278130        16943332
FOREST LABORATORIES INC           COMMON STOCK   345838106     15863    193345  SH         SOLE               2815          190530
GENERAL ELECTRIC CO               COMMON STOCK   369604103    255017  10344432  SH         SOLE             107025        10237407
HOME DEPOT INC                    COMMON STOCK   437076102    370121  14179577  SH         SOLE             228947        13950630
JOHNSON & JOHNSON                 COMMON STOCK   478160104    579994  10723825  SH         SOLE             189725        10534100
KELLOGG CO                        COMMON STOCK   487836108    259009   7789730  SH         SOLE             176795         7612935
ELI LILLY & CO                    COMMON STOCK   532457108       555     10025  SH         SOLE                250            9775
MARRIOTT INTERNATIONAL INC NEW    COMMON STOCK   571903202     90744   3130191  SH         SOLE              49380         3080811
MEDTRONIC INC                     COMMON STOCK   585055106    235429   5588831  SH         SOLE              98550         5490281
MERCK & CO INC                    COMMON STOCK   589331107    210165   4597313  SH         SOLE              32498         4564815
MICROSOFT CORP                    COMMON STOCK   594918104    272942   6239002  SH         SOLE             132851         6106151
NEW YORK TIMES CO-CL A            COMMON STOCK   650111107    315207   6934700  SH         SOLE             152040         6782660
NORTHERN TRUST CORP               COMMON STOCK   665859104       620     16449  SH         SOLE                400           16049
OMNICOM GROUP INC                 COMMON STOCK   681919106     82559   1482745  SH         SOLE               2375         1480370
PFIZER INC                        COMMON STOCK   717081103    101678   3503433  SH         SOLE             119841         3383592
STARBUCKS CORP                    COMMON STOCK   855244109    245152  11876511  SH         SOLE             209240        11667271
STATE STREET CORP                 COMMON STOCK   857477103    388952  10065709  SH         SOLE              89205         9976504
STRYKER CORP                      COMMON STOCK   863667101    213187   3701162  SH         SOLE             100055         3601107
SYSCO CORP                        COMMON STOCK   871829107    430919  15176884  SH         SOLE             124420        15052464
TARGET CORP                       COMMON STOCK   87612E106    127515   4319628  SH         SOLE              30611         4289017
VIACOM INC-CL B FORMLY NON VTG    COMMON STOCK   925524308     63406   1563648  SH         SOLE              20775         1542873
WAL-MART STORES INC               COMMON STOCK   931142103     90207   1831991  SH         SOLE              15008         1816983
WALGREEN CO                       COMMON STOCK   931422109    224816   7308150  SH         SOLE             165500         7142650
WM WRIGLEY JR CO                  COMMON STOCK   982526105    340979   6889718  SH         SOLE             137326         6752392

                                                             6839315                       No. of Other
                                                                                           Managers     0

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